Insurance Liabilities - Funding arrangements (Details) $ in Millions	Dec. 31, 2022 USD ($)
Federal Home Loan Bank, Advances [Line Items]
Gross Amounts	$ 4,598
2023	0
2024-2025	293
2026-2027	1,378
Thereafter	2,927
Federal Home Loan Bank Of Dallas And New York
Federal Home Loan Bank, Advances [Line Items]
Gross Amounts	4,400
Pledged as collateral	7,400
Federal Home Loan Bank of Dallas | DNA Auction + 22 to 30 bps
Federal Home Loan Bank, Advances [Line Items]
Gross Amounts	3,357
2023	0
2024-2025	52
2026-2027	378
Thereafter	2,927
Federal Home Loan Bank of Dallas | FHLB Dallas 3.53%
Federal Home Loan Bank, Advances [Line Items]
Gross Amounts	1,000
2023	0
2024-2025	0
2026-2027	1,000
Thereafter	$ 0
Interest rate (as a percent)	3.53%
Federal Home Loan Bank of Dallas | FHLB Dallas 3.53% | Maximum
Federal Home Loan Bank, Advances [Line Items]
Interest rate (as a percent)	2.70%
Federal Home Loan Bank of Dallas | FHLB Dallas 3.53% | Minimum
Federal Home Loan Bank, Advances [Line Items]
Interest rate (as a percent)	1.52%
Federal Home Loan Bank of New York
Federal Home Loan Bank, Advances [Line Items]
Gross Amounts	$ 241
2023	0
2024-2025	241
2026-2027	0
Thereafter	$ 0